Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CGCL Class A Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning				$ 807,139
Issuance of warrants upon the Capital Reorganization
Change in fair value				11,242,507
Exercised during the year
Reclassified to equity upon Capital Reorganization				(12,049,646)
Balance at ending
CGCL Class C Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning				11,642,006
Issuance of warrants upon the Capital Reorganization
Change in fair value				39,707,978
Exercised during the year				(51,349,984)
Reclassified to equity upon Capital Reorganization
Balance at ending
The Company’s Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,051,151	1,388,313	1,388,313
Issuance of warrants upon the Capital Reorganization				3,768,277
Change in fair value	(118,999)	178,497	(337,162)	(2,379,964)
Exercised during the year
Reclassified to equity upon Capital Reorganization
Balance at ending	932,152	1,566,810	1,051,151	1,388,313
The Company’s Sponsor Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	341,846	451,495	451,495
Issuance of warrants upon the Capital Reorganization				1,225,488
Change in fair value	(38,699)	58,050	(109,649)	(773,993)
Exercised during the year
Reclassified to equity upon Capital Reorganization
Balance at ending	303,147	509,545	341,846	451,495
Total [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,392,997	1,839,808	1,839,808	12,449,145
Issuance of warrants upon the Capital Reorganization				4,993,765
Change in fair value	(157,698)	236,547	(446,811)	47,796,528
Exercised during the year				(51,349,984)
Reclassified to equity upon Capital Reorganization				(12,049,646)
Balance at ending	$ 1,235,299	$ 2,076,355	$ 1,392,997	$ 1,839,808